Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment, net [Abstract]
Schedule of property, plant and equipment, net
	2022		2021	2020
Acquisition cost	Ps.	3,190,297	1,231,794	905,840
Accumulated depreciation		(216,923)	(162,302)	(114,713)
	Ps.	2,973,374	1,069,492	791,127

Schedule of property, plant and equipment, net acquisition cost
Acquisition cost:	As of January 1, 2020		Additions	Disposals	As of January 3, 2021
Land	Ps.	47,124	2,132	-	49,256
Molds and machinery		41,269	85,049	(22)	126,296
Vehicles		1,602	28,740	(17,235)	13,107
Computers and equipment		66,823	3,273	(2,056)	68,040
Leasehold improvements		29,882	4,426	-	34,308
Buildings		-	326,644	-	326,644
Construction in progress		119,174	169,015	-	288,189
	Ps.	305,874	619,279	(19,313)	905,840

Acquisition cost:	As of January 3, 2021		Subsidiaries’ Acquisitions	Additions	Disposals	Transfers	As of December 31, 2021
Land	Ps.	49,256	-	-	-	-	49,256
Molds and machinery		126,296	-	82,457	(2,334)	63,729	270,148
Vehicles		13,107	-	6,046	(1,439)	-	17,714
Computers and equipment		68,040	13,473	709	(19,764)	18,521	80,979
Leasehold improvements		34,308	539	119	(831)	3,980	38,115
Buildings		326,644	-	-	-	351,654	678,298
Construction in progress		288,189	-	246,979	-	(437,884)	97,284
	Ps.	905,840	14,012	336,310	(24,368)	-	1,231,794

Acquisition cost:	As of December 31, 2021		Subsidiaries’ Acquisitions	Additions	Disposals	Transfers	Foreign currency translation	As of December 31, 2022
Land	Ps.	49,256	1,253,237	-	-	-	-	1,302,493
Molds and machinery		270,148	237,818	1,081	(18,319)	67,299	-	558,027
Vehicles		17,714	-	6,183	(2,124)	-	-	21,773
Computers and equipment		80,979	101,512	9,605	(99,640)	32,544	(2,498)	122,502
Leasehold improvements		38,115	1,430	479	-	3,214	-	43,238
Buildings		678,298	321,994	-	-	31,740	-	1,032,032
Construction in progress		97,284	41,790	107,260	(1,302)	(134,797)	(3)	110,232
	Ps.	1,231,794	1,957,781	124,608	(121,385)	-	(2,501)	3,190,297

Schedule of property, plant and equipment accumulated depreciation
Accumulated depreciation:	As of January 1, 2020		Depreciation expense	Disposals	As of January 3, 2021
Molds and machinery	Ps.	(25,648)	(3,636)	-	(29,284)
Vehicles		(1,505)	(633)	-	(2,138)
Computers and equipment		(48,003)	(9,837)	1,043	(56,797)
Leasehold improvements		(23,368)	(1,856)	-	(25,224)
Buildings		-	(1,270)	-	(1,270)
	Ps.	(98,524)	(17,232)	1,043	(114,713)

Accumulated depreciation:	As of January 3, 2021		Depreciation expense	Disposals	As of December 31, 2021
Molds and machinery	Ps.	(29,284)	(20,236)	759	(48,761)
Vehicles		(2,138)	(3,162)	17	(5,283)
Computers and equipment		(56,797)	(9,374)	11,983	(54,188)
Leasehold improvements		(25,224)	(4,915)	203	(29,936)
Buildings		(1,270)	(22,864)	-	(24,134)
	Ps.	(114,713)	(60,551)	12,962	(162,302)

Accumulated depreciation:	As of December 31, 2021		Depreciation expense	Disposals	Foreign currency translation	As of December 31, 2022
Molds and machinery	Ps.	(48,761)	(60,965)	6,459	-	(103,267)
Vehicles		(5,283)	(3,992)	180	-	(9,095)
Computers and equipment		(54,188)	(40,738)	84,523	2,406	(7,997)
Leasehold improvements		(29,936)	(1,134)	4	-	(31,066)
Buildings		(24,134)	(41,364)	-	-	(65,498)
	Ps.	(162,302)	(148,193)	91,166	2,406	(216,923)